OPERATING LEASES (Details Narrative) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Leases [Abstract]
Lease payment	$ 10,000
Lease expire	Nov. 30, 2021
Net lease payment	$ 3,800
Total lease and rent expense	$ 47,400	$ 0	$ 199,950